Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current
Trade receivables, gross	¥ 2,594,358	$ 374,756	¥ 1,595,145
Less: Allowance for expected credit losses	(262,583)	(37,930)	(227,133)
Net trade receivables (Note 7.2)	2,331,775	336,826	1,368,012
Bill receivables	8,546,448	1,234,536	7,209,989
Total (Note 33, Note 36)	10,878,223	1,571,362	8,578,001
Current receivables from joint ventures (trade)	73,903	10,675	103,819
Less: Impairment losses - joint venture (trade)	(11,874)	(1,715)	(2,561)
Current receivables from associates and joint ventures (non-trade)	1,527	221	12,725
Less: Impairment losses - joint venture (non-trade)	0	0	(10,456)
Current receivables from related parties (trade)	65,125	9,407	129,809
Current receivables from related parties (non-trade)	18,422	2,661	9,376
Grant receivables	42,000	6,067	76,900
Sales consideration on disposal of a subsidiary due from the acquirer	0	0	5,212
Others	40,307	5,822	80,188
Less: Impairment losses – other receivables	(7,710)	(1,114)	(7,710)
Other receivables carried at amortized cost (Note 36)	221,700	32,024	397,302
Tax recoverable	233,018	33,660	143,463
Advances paid to suppliers	221,990	32,067	153,488
Right of return assets	101,281	14,630	117,836
Others	2,357	340	26,371
Net other receivables	780,346	112,721	838,460
Total trade and other receivables	¥ 11,658,569	$ 1,684,083	¥ 9,416,461